Taxation - Schedule of Movements of Valuation Allowance (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Line Items]
Balance at beginning of the year	¥ 250,032	¥ 175,757	¥ 75,501
Change in valuation allowance	84,816	74,275	100,256
Balance at end of the year	¥ 334,848	¥ 250,032	¥ 175,757